Trade receivables (Details 5) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of provision matrix [line items]
Current trade receivables from closely monitored countries	$ 1,733	$ 1,717
Current trade receivables from closely monitored countries past due more than one year	124	82
Current trade receivables from closely monitored countries past due more than one year, provisions recorded	$ 95	$ 63